SCHEDULE OF REVENUE CONTRACT BALANCES (Details) - Discontinued operations [member]	10 Months Ended
Nov. 08, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Balance, receivables	$ 60,000
Balance, liabilities
Revenues recognized, receivables	2,333,929
Revenues recognized, liabilities	(2,333,929)
Changes due to payment, fulfillment of performance obligations or other, receivables	(1,293,929)
Changes due to payment, fulfillment of performance obligations or other, liabilities	2,333,929
Balance, receivables	1,100,000
Balance, liabilities